LOANS FROM FINANCIAL INSTITUTIONS, NET (Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 200.8
Notional amount | €		187.7
Borrowings, interest rate basis	EURIBOR Plus 6.25
Interest expense on borrowings | $	$ 7.8
Set-up fees amount | $	5.0
Additional interest expenses | $	$ 0.5
Revolvings Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 13.1
Percentage of set-up fees		2.50%